Merger (Schedule of Purchase Price Allocation) (Details) - USD ($)		12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Increase in Step One basis from equity gain in acquisition		$ 415,000
Adjustments to reflect assets acquired and liabilities assumed at fair value:
Goodwill		$ 9,139,000	$ 5,448,000
Liverpool Community Bank [Member]
Business Acquisition [Line Items]
April 30, 2018 JUVF basis in LCB (before gain)	$ 4,622,000
Increase in Step One basis from equity gain in acquisition	415,000
Total Step One adjusted basis	5,037,000
Purchase price assigned to LCB common shares exchanged for 315,284 Juniata common shares	6,463,000
Purchase price assigned to LCB common shares exchanged for cash	1,362,000
Total Step Two purchase price consideration	7,825,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	12,862,000
Net assets acquired:
Tangible common equity	9,246,000
Adjustments to reflect assets acquired and liabilities assumed at fair value:
Total fair value adjustments	(95,000)
Associated deferred income taxes	20,000
Fair value adjustment to net assets acquired, net of tax	(75,000)
Total net assets acquired	9,171,000
Goodwill	$ 3,691,000
Number of shares issued upon the closing of acquisition	315,284